Plant and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Components of Plant and equipment
Total	$ 1,030,811	$ 904,076
Accumulated depreciation	(549,160)	(450,375)
Plant and equipment, net	481,651	453,701
Leasehold improvements [Member]
Components of Plant and equipment
Total	6,393	6,393
Furniture and fittings [Member]
Components of Plant and equipment
Total	26,148	23,099
Laboratory equipment [Member]
Components of Plant and equipment
Total	965,811	837,882
Computer equipment [Member]
Components of Plant and equipment
Total	32,459	19,044
Vehicles [Member]
Components of Plant and equipment
Total		$ 17,658